DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 3.9%
Beijing Enlight Media Co. Ltd., Class A	29,900	$37,674
Bluefocus Intelligent Communications Group Co. Ltd., Class A*	61,400	62,879
China Film Co. Ltd., Class A*	18,300	30,803
China South Publishing & Media Group Co. Ltd., Class A	17,800	30,628
Chinese Universe Publishing and Media Group Co. Ltd., Class A	16,289	34,742
G-bits Network Technology Xiamen Co. Ltd., Class A	1,073	32,249
Giant Network Group Co. Ltd., Class A	34,700	54,508
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	68,800	30,360
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	19,700	28,458
Kingnet Network Co. Ltd., Class A	53,700	93,147
Kunlun Tech Co. Ltd., Class A*	21,000	117,641
Leo Group Co. Ltd., Class A*	165,295	54,361
Oriental Pearl Group Co. Ltd., Class A	49,000	50,316
People.cn Co. Ltd., Class A	13,700	50,455
Perfect World Co. Ltd., Class A	34,000	55,295
Wanda Film Holding Co. Ltd., Class A*	33,100	54,888
Wasu Media Holding Co. Ltd., Class A	21,600	22,090

(Cost $782,014)		840,494

Consumer Discretionary - 8.6%
AIMA Technology Group Co. Ltd., Class A	6,100	27,916
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	43,500	93,442
Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,300	32,897
Autel Intelligent Technology Corp. Ltd., Class A*	7,144	20,818
Beijing Roborock Technology Co. Ltd., Class A	1,942	87,789
Beiqi Foton Motor Co. Ltd., Class A*	123,400	48,803
Bethel Automotive Safety Systems Co. Ltd., Class A	7,700	67,422
BTG Hotels Group Co. Ltd., Class A*	16,245	34,444
Chow Tai Seng Jewellery Co. Ltd., Class A	11,500	29,522
Easyhome New Retail Group Co. Ltd., Class A	47,600	20,014
Hang Zhou Great Star Industrial Co. Ltd., Class A	17,853	53,933
Hangzhou Robam Appliances Co. Ltd., Class A	12,100	41,976
Hisense Visual Technology Co. Ltd., Class A	19,800	71,161
HLA Group Corp. Ltd., Class A	43,700	52,333
Jason Furniture Hangzhou Co. Ltd., Class A	12,300	64,091
Keboda Technology Co. Ltd., Class A	2,200	19,844
KingClean Electric Co. Ltd., Class A	2,800	8,454
Liaoning Cheng Da Co. Ltd., Class A	25,558	39,155
Ninebot Ltd.*	11,108	46,705
Ningbo Joyson Electronic Corp., Class A	25,220	58,339
Ningbo Xusheng Group Co. Ltd., Class A	9,600	20,582
Offcn Education Technology Co. Ltd., Class A*	106,600	51,626
Sailun Group Co. Ltd., Class A	62,600	125,089
Shandong Linglong Tyre Co. Ltd., Class A	18,691	57,476
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	46,100	42,285
Shenzhen Kedali Industry Co. Ltd., Class A	3,400	34,404
Shenzhen MTC Co. Ltd., Class A	56,900	43,032
Sichuan Changhong Electric Co. Ltd., Class A	91,600	65,334
Songcheng Performance Development Co. Ltd., Class A	47,400	71,037
Suofeiya Home Collection Co. Ltd., Class A	16,318	37,159
Tianneng Battery Group Co. Ltd., Class A	3,914	15,859
Wangfujing Group Co. Ltd., Class A	19,530	40,976
Wanxiang Qianchao Co. Ltd., Class A	36,500	24,362
Weifu High-Technology Group Co. Ltd., Class A	13,400	32,076
Wuchan Zhongda Group Co. Ltd., Class A	74,200	47,364
Xiamen Intretech, Inc., Class A	8,130	18,524
Zhejiang China Commodities City Group Co. Ltd., Class A	67,900	77,450
Zhejiang Semir Garment Co. Ltd., Class A	22,100	17,020
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	17,100	57,021
Zhejiang Supor Co. Ltd., Class A	3,900	29,917

(Cost $1,904,832)		1,827,651

Consumer Staples - 4.8%
Angel Yeast Co. Ltd., Class A	15,100	70,572
Anhui Kouzi Distillery Co. Ltd., Class A	8,700	51,441
Beijing Dabeinong Technology Group Co. Ltd., Class A	82,262	60,044
Beijing Yanjing Brewery Co. Ltd., Class A	34,200	41,573
Bright Dairy & Food Co. Ltd., Class A	17,200	21,887
By-health Co. Ltd., Class A	25,300	59,332
C&S Paper Co. Ltd., Class A	20,100	26,023
Chacha Food Co. Ltd., Class A	7,600	35,973

Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,169	39,462
COFCO Sugar Holding Co. Ltd., Class A	27,000	34,357
DaShenLin Pharmaceutical Group Co. Ltd., Class A	11,312	37,343
Fujian Sunner Development Co. Ltd., Class A	18,600	42,045
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	12,700	44,199
Heilongjiang Agriculture Co. Ltd., Class A	17,900	30,875
Juewei Food Co. Ltd., Class A	9,700	30,259
Laobaixing Pharmacy Chain JSC, Class A	7,020	29,857
MeiHua Holdings Group Co. Ltd., Class A	50,500	75,683
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	84,720	16,106
Shanghai Bailian Group Co. Ltd., Class A	19,600	24,995
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	12,800	35,719
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,200	7,958
Shanghai Jahwa United Co. Ltd., Class A	8,364	22,597
Sichuan Teway Food Group Co. Ltd., Class A	8,759	14,926
Toly Bread Co. Ltd., Class A	20,972	20,401
Yifeng Pharmacy Chain Co. Ltd., Class A	12,480	68,198
Yonghui Superstores Co. Ltd., Class A*	89,700	32,861
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	26,454	50,989

(Cost $1,368,731)		1,025,675

Energy - 2.1%
China Petroleum Engineering Corp., Class A	44,700	19,973
China Suntien Green Energy Corp. Ltd., Class A	7,100	8,158
CNOOC Energy Technology & Services Ltd., Class A	52,000	23,956
COFCO Capital Holdings Co. Ltd., Class A	21,100	26,644
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	22,100	50,877
Jiangsu Xukuang Energy Co. Ltd., Class A	19,100	14,445
Jizhong Energy Resources Co. Ltd., Class A	27,600	31,138
Offshore Oil Engineering Co. Ltd., Class A	55,700	47,844
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	34,900	67,220
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	44,405	62,358
Sinopec Oilfield Service Corp., Class A*	106,200	27,263
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,329	64,239

(Cost $343,009)		444,115

Financials - 9.4%
Bank of Changsha Co. Ltd., Class A	59,900	64,751
Bank of Guiyang Co. Ltd., Class A	72,800	55,662
Bank of Lanzhou Co. Ltd., Class A	72,700	27,137
Bank of Suzhou Co. Ltd., Class A	90,710	89,245
Bank of Xi’an Co. Ltd., Class A	36,300	17,882
Bank of Zhengzhou Co. Ltd., Class A*	136,896	39,703
BOC International China Co. Ltd., Class A	42,100	63,795
Caida Securities Co. Ltd., Class A	33,800	36,397
Caitong Securities Co. Ltd., Class A	80,625	89,280
Changjiang Securities Co. Ltd., Class A	94,498	72,122
China Great Wall Securities Co. Ltd., Class A	39,700	43,631
Chinalin Securities Co. Ltd., Class A	7,200	12,959
Chongqing Rural Commercial Bank Co. Ltd., Class A	155,700	96,794
Dongxing Securities Co. Ltd., Class A	48,900	57,610
First Capital Securities Co. Ltd., Class A	85,500	67,983
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	35,855	30,648
Guolian Securities Co. Ltd., Class A*	30,200	45,972
Guosheng Financial Holding, Inc., Class A*	29,187	40,987
Guoyuan Securities Co. Ltd., Class A	64,100	62,087
Huaan Securities Co. Ltd., Class A	70,315	47,031
Huaxi Securities Co. Ltd., Class A	38,800	42,373
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	68,455	67,064
Jiangsu Financial Leasing Co. Ltd., Class A	43,120	29,319
Minmetals Capital Co. Ltd., Class A	53,800	38,896
Nanjing Securities Co. Ltd., Class A	55,000	63,652
Polaris Bay Group Co. Ltd., Class A*	56,200	61,843
Qilu Bank Co. Ltd., Class A	53,400	32,160
Qingdao Rural Commercial Bank Corp., Class A*	95,100	36,291
Sealand Securities Co. Ltd., Class A	97,970	48,397
Shaanxi International Trust Co. Ltd., Class A	77,090	33,055
Shanxi Securities Co. Ltd., Class A	54,140	40,719
Sinolink Securities Co. Ltd., Class A	65,200	82,332
SooChow Securities Co. Ltd., Class A	99,220	100,509
Southwest Securities Co. Ltd., Class A	88,400	52,993
SPIC Industry-Finance Holdings Co. Ltd., Class A	38,800	21,752
Tianfeng Securities Co. Ltd., Class A*	174,100	75,376
Western Securities Co. Ltd., Class A	66,900	73,989
Xiamen Bank Co. Ltd., Class A	31,600	23,547
Yongan Futures Co. Ltd., Class A	7,300	14,891

(Cost $2,367,973)		2,000,834

Health Care - 11.3%
Andon Health Co. Ltd., Class A	9,500	53,100
Anhui Anke Biotechnology Group Co. Ltd., Class A	29,508	40,866
Apeloa Pharmaceutical Co. Ltd., Class A	13,900	26,965
Autobio Diagnostics Co. Ltd., Class A	5,800	53,409
Beijing Tiantan Biological Products Corp. Ltd., Class A	20,700	81,290
Betta Pharmaceuticals Co. Ltd., Class A	6,300	37,880
BGI Genomics Co. Ltd., Class A	6,100	37,431
Changchun BCHT Biotechnology Co. Ltd., Class A	3,247	24,858
China Meheco Co. Ltd., Class A	18,421	28,962
China National Medicines Corp. Ltd., Class A	9,433	41,233
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	9,849	26,883
Chongqing Taiji Industry Group Co. Ltd., Class A*	9,700	51,069
Daan Gene Co. Ltd., Class A	24,818	30,444
Dian Diagnostics Group Co. Ltd., Class A	11,940	31,812
Dong-E-E-Jiao Co. Ltd., Class A	11,200	90,282
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	58,573
Haisco Pharmaceutical Group Co. Ltd., Class A*	8,500	29,488
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,300	47,749
Humanwell Healthcare Group Co. Ltd., Class A	28,300	86,396
Intco Medical Technology Co. Ltd., Class A	10,820	31,771
iRay Technology Co. Ltd., Class A	1,163	39,954
Jafron Biomedical Co. Ltd., Class A	11,400	31,749
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	15,200	53,152
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	14,885	73,966
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	22,300	46,974
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	22,956	38,481
Joinn Laboratories China Co. Ltd., Class A	9,676	24,437
Jointown Pharmaceutical Group Co. Ltd., Class A	48,409	54,680
Lepu Medical Technology Beijing Co. Ltd., Class A	32,300	67,635
Livzon Pharmaceutical Group, Inc., Class A	9,062	48,401
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	77,300	59,854
MGI Tech Co. Ltd., Class A	5,147	51,081
Micro-Tech Nanjing Co. Ltd., Class A	2,421	24,682
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	12,174	24,258
Nanjing Vazyme Biotech Co. Ltd., Class A	2,991	10,360
Ovctek China, Inc., Class A	12,637	36,106
Porton Pharma Solutions Ltd., Class A	8,300	23,265
Remegen Co. Ltd., Class A*	4,412	30,734
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	13,700	32,737
Shandong Pharmaceutical Glass Co. Ltd., Class A	16,538	60,471
Shanghai Junshi Biosciences Co. Ltd., Class A*	11,404	49,690
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	9,300	11,498
Shenzhen Kangtai Biological Products Co. Ltd., Class A	16,600	55,906
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	13,900	56,322
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,200	111,226
Sinocelltech Group Ltd., Class A*	3,466	20,965
Tasly Pharmaceutical Group Co. Ltd., Class A	22,600	52,906
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	54,400	29,969
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,162	29,806
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	35,400	51,039
Winner Medical Co. Ltd., Class A	5,740	28,412
Winning Health Technology Group Co. Ltd., Class A	42,500	41,814
Yifan Pharmaceutical Co. Ltd., Class A*	18,500	31,756
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	21,820	42,178
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	11,617	32,966
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,900	28,667

(Cost $2,915,731)		2,418,558

Industrials — 16.1%
AECC Aero-Engine Control Co. Ltd., Class A	21,800	53,514
AVIC Chengdu UAS Co. Ltd., Class A	5,450	26,333
AVICOPTER PLC, Class A	9,600	48,490
Beijing Easpring Material Technology Co. Ltd., Class A	10,300	49,796
Beijing Originwater Technology Co. Ltd., Class A	55,200	38,989
Centre Testing International Group Co. Ltd., Class A	42,200	77,181
China Baoan Group Co. Ltd., Class A	54,080	89,303
China First Heavy Industries Co. Ltd., Class A*	82,800	32,401
China International Marine Containers Group Co. Ltd., Class A	49,780	61,825
China Merchants Port Group Co. Ltd., Class A	6,300	15,465
China Railway Construction Heavy Industry Corp. Ltd., Class A	44,014	25,041
China Railway Hi-tech Industry Co. Ltd., Class A	29,800	32,751
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	40,100	28,435
China Southern Power Grid Technology Co. Ltd., Class A	2,252	8,634
China XD Electric Co. Ltd., Class A	54,900	40,910
CITIC Heavy Industries Co. Ltd., Class A	56,100	33,163
CITIC Metal Co. Ltd., Class A	12,200	13,662
COSCO SHIPPING Development Co. Ltd., Class A	93,600	31,952
Dajin Heavy Industry Co. Ltd., Class A	8,500	25,584
Deppon Logistics Co. Ltd., Class A*	8,000	16,441
Dongguan Yiheda Automation Co. Ltd., Class A	5,020	17,436
Eastern Air Logistics Co. Ltd., Class A	11,700	25,197
Fangda Carbon New Material Co. Ltd., Class A*	73,100	50,009
Farasis Energy Gan Zhou Co. Ltd., Class A*	18,725	35,104
GoodWe Technologies Co. Ltd., Class A	2,549	38,371
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,400	17,651
Guangzhou Baiyun International Airport Co. Ltd., Class A*	29,900	42,030
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	8,400	26,542
Guangzhou Port Co. Ltd., Class A	40,600	17,747
Han’s Laser Technology Industry Group Co. Ltd., Class A	22,100	60,874
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,900	26,501
Hongfa Technology Co. Ltd., Class A	21,412	73,984
Hoymiles Power Electronics, Inc., Class A	1,060	34,214
Hunan Changyuan Lico Co. Ltd., Class A	24,961	21,128
Infore Environment Technology Group Co. Ltd., Class A	40,400	27,022
Jiangsu Expressway Co. Ltd., Class A	13,900	23,243
JL Mag Rare-Earth Co. Ltd., Class A	17,740	42,883
Juneyao Airlines Co. Ltd., Class A*	22,240	41,138
Kaishan Group Co. Ltd., Class A	11,351	22,839
Keda Industrial Group Co. Ltd., Class A	36,500	60,880
Kuang-Chi Technologies Co. Ltd., Class A*	44,900	92,399
Liaoning Port Co. Ltd., Class A	192,020	39,435
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,000	17,505
Ningbo Orient Wires & Cables Co. Ltd., Class A	10,400	55,966
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,327	31,570
North Industries Group Red Arrow Co. Ltd., Class A	22,347	39,941
Pylon Technologies Co. Ltd., Class A	2,664	31,352
Qingdao Port International Co. Ltd., Class A	19,600	19,936
Qingdao TGOOD Electric Co. Ltd., Class A	19,181	52,861
Riyue Heavy Industry Co. Ltd., Class A	14,300	21,391
Sany Renewable Energy Co. Ltd., Class A	6,291	24,234
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,100	50,660
Shandong Hi-speed Co. Ltd., Class A	20,200	22,957
Shanghai Construction Group Co. Ltd., Class A	160,200	54,464
Shanghai Tunnel Engineering Co. Ltd., Class A	57,200	49,211
Shanxi Coal International Energy Group Co. Ltd., Class A	24,700	63,032
Shenzhen Airport Co. Ltd., Class A*	27,100	24,594
Shenzhen Kstar Science And Technology Co. Ltd., Class A	6,200	20,003
Shuangliang Eco-Energy Systems Co. Ltd., Class A	30,100	34,083
Siasun Robot & Automation Co. Ltd., Class A*	33,200	55,054
Sieyuan Electric Co. Ltd., Class A	15,580	123,794
Sinochem International Corp., Class A	36,800	21,345
Sinoma International Engineering Co., Class A	27,250	42,464
Sinotrans Ltd., Class A	39,300	32,666
State Grid Yingda Co. Ltd., Class A	46,200	30,965
STO Express Co. Ltd., Class A*	20,000	22,009
Sunwoda Electronic Co. Ltd., Class A	37,400	73,799
TangShan Port Group Co. Ltd., Class A	78,274	47,357

Tian Di Science & Technology Co. Ltd., Class A	47,800	45,436
Titan Wind Energy Suzhou Co. Ltd., Class A*	22,100	30,637
Wolong Electric Group Co. Ltd., Class A	24,539	37,457
Xiamen C & D, Inc., Class A	36,900	53,304
Xiamen ITG Group Corp. Ltd., Class A	32,448	33,860
Xiangtan Electric Manufacturing Co. Ltd., Class A*	23,500	40,991
XTC New Energy Materials Xiamen Co. Ltd., Class A	4,424	21,689
Xuji Electric Co. Ltd., Class A	18,200	56,244
Yunda Holding Co. Ltd., Class A	35,600	35,618
Yuneng Technology Co. Ltd., Class A	1,148	13,842
Yutong Bus Co. Ltd., Class A	34,500	89,381
Zhefu Holding Group Co. Ltd., Class A	66,500	31,375
Zhejiang Construction Investment Group Co. Ltd., Class A	11,300	14,818
Zhejiang Dingli Machinery Co. Ltd., Class A	6,500	53,243
Zhejiang HangKe Technology, Inc. Co., Class A	6,452	20,118
Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,388	33,255
Zhejiang Weixing New Building Materials Co. Ltd., Class A	20,380	44,542
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	25,000	51,308
Zhuhai CosMX Battery Co. Ltd., Class A	16,905	34,577
Zhuzhou Kibing Group Co. Ltd., Class A	38,500	34,672

(Cost $3,830,586)		3,426,077

Information Technology - 19.0%
3peak, Inc., Class A	1,796	27,477
Accelink Technologies Co. Ltd., Class A	10,122	42,165
ACM Research Shanghai, Inc., Class A	2,260	30,806
Addsino Co. Ltd., Class A	32,600	33,476
Aisino Corp., Class A	28,500	40,537
Amlogic Shanghai Co. Ltd., Class A	7,588	58,913
Anker Innovations Technology Co. Ltd., Class A	5,200	58,953
ASR Microelectronics Co. Ltd., Class A*	5,352	38,055
Beijing E-Hualu Information Technology Co. Ltd., Class A*	10,240	36,774
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,059	25,940
Beijing Shiji Information Technology Co. Ltd., Class A*	21,209	23,692
Beijing Sinnet Technology Co. Ltd., Class A*	35,300	46,045
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,700	18,992
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	26,000	33,625
CETC Cyberspace Security Technology Co. Ltd., Class A	14,604	41,200
China Greatwall Technology Group Co. Ltd., Class A	48,700	70,147
China National Software & Service Co. Ltd., Class A	15,038	67,236
China TransInfo Technology Co. Ltd., Class A*	28,200	40,737
CICT Mobile Communication Technology Co. Ltd., Class A*	18,543	18,037
DHC Software Co. Ltd., Class A	58,000	46,440
Eoptolink Technology, Inc. Ltd., Class A	17,600	146,658
Everdisplay Optronics Shanghai Co. Ltd., Class A*	114,708	38,043
Fiberhome Telecommunication Technologies Co. Ltd., Class A	18,600	46,562
GalaxyCore, Inc., Class A	20,042	54,927
GCL System Integration Technology Co. Ltd., Class A*	113,400	41,543
GRG Banking Equipment Co. Ltd., Class A	33,700	53,918
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	25,300	42,129
Guangzhou Haige Communications Group, Inc. Co., Class A	45,200	72,507
Guobo Electronics Co. Ltd., Class A	1,102	10,850
Hainan Drinda New Energy Technology Co. Ltd., Class A	3,400	32,304
Hangzhou Chang Chuan Technology Co. Ltd., Class A	11,100	44,654
Hangzhou Lion Microelectronics Co. Ltd., Class A	14,100	46,332
Hebei Sinopack Electronic Technology Co. Ltd., Class A*	1,700	16,478
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	19,900	39,626
Hoyuan Green Energy Co. Ltd., Class A	7,400	28,557
Huagong Tech Co. Ltd., Class A	25,159	110,776
Hwatsing Technology Co. Ltd., Class A	2,402	67,329
IRICO Display Devices Co. Ltd., Class A*	37,000	35,478
Isoftstone Information Technology Group Co. Ltd., Class A*	14,200	89,598
Jiangsu Pacific Quartz Co. Ltd., Class A	4,600	51,021
Leyard Optoelectronic Co. Ltd., Class A	56,900	41,927
Lingyi iTech Guangdong Co., Class A	72,600	55,308
Longshine Technology Group Co. Ltd., Class A	15,900	28,220
Newland Digital Technology Co. Ltd., Class A	21,140	56,587
Piotech, Inc., Class A	2,343	69,415

Raytron Technology Co. Ltd., Class A	9,096	48,987
Risen Energy Co. Ltd., Class A	22,900	51,416
Rockchip Electronics Co. Ltd., Class A	4,400	32,873
Shanghai Anlogic Infotech Co. Ltd., Class A*	3,217	14,240
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,456	56,831
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,543	33,712
Shanghai Stonehill Technology Co. Ltd., Class A	143,048	56,771
Shenzhen Goodix Technology Co. Ltd., Class A*	7,000	61,487
Shenzhen Kaifa Technology Co. Ltd., Class A	23,700	46,963
Shenzhen Kinwong Electronic Co. Ltd., Class A	9,320	26,499
Shenzhen SC New Energy Technology Corp., Class A	7,000	62,896
Shenzhen Sunlord Electronics Co. Ltd., Class A	20,700	78,792
Shenzhen Sunway Communication Co. Ltd., Class A	24,500	68,301
SICC Co. Ltd., Class A*	4,398	34,054
Sinosoft Co. Ltd., Class A	8,920	36,713
State Grid Information & Communication Co. Ltd., Class A	12,700	29,167
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	34,300	71,252
Suzhou Novosense Microelectronics Co. Ltd., Class A	2,173	34,975
Suzhou TFC Optical Communication Co. Ltd., Class A	6,900	130,217
Taiji Computer Corp. Ltd., Class A	10,619	39,756
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,800	47,158
Tianma Microelectronics Co. Ltd., Class A*	33,300	42,327
Tianshui Huatian Technology Co. Ltd., Class A	67,500	76,619
TongFu Microelectronics Co. Ltd., Class A	26,600	81,944
Universal Scientific Industrial Shanghai Co. Ltd., Class A	17,600	35,242
Vanchip Tianjin Technology Co. Ltd., Class A*	1,714	14,033
Venustech Group, Inc., Class A	17,400	53,216
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	7,569	42,642
Wangsu Science & Technology Co. Ltd., Class A	61,800	87,901
Wuhan DR Laser Technology Corp. Ltd., Class A	3,640	23,937
Wuhan Guide Infrared Co. Ltd., Class A	46,700	40,891
Wuhu Token Science Co. Ltd., Class A	64,300	47,825
WUS Printed Circuit Kunshan Co. Ltd., Class A	33,300	121,992
Wuxi Autowell Technology Co. Ltd., Class A	2,947	35,705
Xiamen Faratronic Co. Ltd., Class A	3,400	49,195
Yangling Metron New Material, Inc., Class A	5,200	20,017
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,100	39,163
Zhejiang Crystal-Optech Co. Ltd., Class A	36,162	56,553

(Cost $4,815,732)		4,052,256

Materials - 19.4%
ADAMA Ltd., Class A	11,400	10,330
Angang Steel Co. Ltd., Class A	63,100	22,153
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	14,500	45,393
BBMG Corp., Class A	104,600	28,304
Beijing Shougang Co. Ltd., Class A*	37,600	17,270
Bluestar Adisseo Co., Class A	11,000	13,218
Canmax Technologies Co. Ltd., Class A	14,540	46,164
Chengxin Lithium Group Co. Ltd., Class A	16,300	49,558
Chifeng Jilong Gold Mining Co. Ltd., Class A*	41,600	74,583
China Hainan Rubber Industry Group Co. Ltd., Class A*	45,600	28,285
China Rare Earth Resources And Technology Co. Ltd., Class A	15,500	59,987
COFCO Biotechnology Co. Ltd., Class A	25,985	22,537
Do-Fluoride New Materials Co. Ltd., Class A	24,040	44,101
Fujian Kuncai Material Technology Co. Ltd., Class A*	3,600	24,209
Fushun Special Steel Co. Ltd., Class A*	39,400	34,390
GEM Co. Ltd., Class A	128,000	95,204
Guangdong HEC Technology Holding Co. Ltd., Class A*	39,305	40,852
Guangdong Hongda Holdings Group Co. Ltd., Class A	11,400	29,803
Hangzhou Iron & Steel Co., Class A	34,110	24,992
Hangzhou Oxygen Plant Group Co. Ltd., Class A	12,300	47,791
Haohua Chemical Science & Technology Co. Ltd., Class A	6,900	32,554
Henan Shenhuo Coal & Power Co. Ltd., Class A	39,100	100,267
Hengyi Petrochemical Co. Ltd., Class A*	54,700	52,526
Hesteel Co. Ltd., Class A	100,700	30,462

Huafon Chemical Co. Ltd., Class A	50,100	47,414
Huaibei Mining Holdings Co. Ltd., Class A	23,700	62,322
Huaxin Cement Co. Ltd., Class A	17,172	32,336
Hubei Feilihua Quartz Glass Co. Ltd., Class A	13,100	54,517
Hubei Xingfa Chemicals Group Co. Ltd., Class A	19,320	49,437
Hunan Gold Corp. Ltd., Class A	20,800	33,885
Hunan Valin Steel Co. Ltd., Class A	102,820	81,184
Inner Mongolia Dazhong Mining Co. Ltd., Class A	11,900	15,770
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	83,500	45,073
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	64,900	54,486
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,190	47,002
Jiangsu Yoke Technology Co. Ltd., Class A	7,196	50,377
Jinduicheng Molybdenum Co. Ltd., Class A	24,400	34,197
Kingfa Sci & Tech Co. Ltd., Class A	46,200	46,030
Levima Advanced Materials Corp., Class A	10,100	23,966
Luxi Chemical Group Co. Ltd., Class A	29,100	40,138
Maanshan Iron & Steel Co. Ltd., Class A	65,100	23,939
Nanjing Iron & Steel Co. Ltd., Class A	74,400	43,878
Ningbo Shanshan Co. Ltd., Class A	28,200	44,767
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	110,700	49,003
Red Avenue New Materials Group Co. Ltd., Class A	4,700	18,509
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	31,490	21,062
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	988	16,637
Shandong Iron and Steel Co. Ltd., Class A	134,830	25,819
Shandong Sinocera Functional Material Co. Ltd., Class A	20,100	56,816
Shandong Sun Paper Industry JSC Ltd., Class A	42,200	83,330
Shanxi Meijin Energy Co. Ltd., Class A*	75,600	71,966
Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,100	27,400
Shenghe Resources Holding Co. Ltd., Class A	35,590	44,646
Shenzhen Capchem Technology Co. Ltd., Class A	13,080	73,837
Shenzhen Senior Technology Material Co. Ltd., Class A	32,000	54,440
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	9,740	36,479
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	66,600	39,925
Shinghwa Advanced Material Group Co. Ltd., Class A	3,700	19,423
Sichuan Hebang Biotechnology Co. Ltd., Class A	148,980	50,857
Sichuan Yahua Industrial Group Co. Ltd., Class A	28,700	45,520
Sinoma Science & Technology Co. Ltd., Class A	15,800	34,313
Sinomine Resource Group Co. Ltd., Class A	14,320	74,557
Skshu Paint Co. Ltd., Class A*	5,280	28,355
Sunresin New Materials Co. Ltd., Class A	6,350	44,322
Suzhou Nanomicro Technology Co. Ltd., Class A	4,378	13,469
Tangshan Jidong Cement Co. Ltd., Class A	27,181	22,178
Tianshan Aluminum Group Co. Ltd., Class A	80,300	63,180
Tongkun Group Co. Ltd., Class A*	41,900	79,074
Tongling Nonferrous Metals Group Co. Ltd., Class A	184,900	84,158
Transfar Zhilian Co. Ltd., Class A	31,800	20,431
Weihai Guangwei Composites Co. Ltd., Class A	14,700	55,769
Western Mining Co. Ltd., Class A	47,600	109,977
Western Superconducting Technologies Co. Ltd., Class A	11,375	63,170
Xiamen Tungsten Co. Ltd., Class A	21,320	49,643
Xinfengming Group Co. Ltd., Class A*	19,616	37,373
Xinjiang Zhongtai Chemical Co. Ltd., Class A	50,300	36,365
Xinxing Ductile Iron Pipes Co. Ltd., Class A	60,350	33,079
Yintai Gold Co. Ltd., Class A	48,508	100,834
YongXing Special Materials Technology Co. Ltd., Class A	9,300	71,224
Youngy Co. Ltd., Class A	5,200	32,991
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	89,500	63,960
Yunnan Copper Co. Ltd., Class A	31,900	49,047
Yunnan Tin Co. Ltd., Class A	24,630	47,029
Yunnan Yuntianhua Co. Ltd., Class A	31,800	80,489
Zhejiang Hailiang Co. Ltd., Class A	30,000	38,966
Zhejiang Juhua Co. Ltd., Class A	33,690	95,417
Zhejiang Longsheng Group Co. Ltd., Class A	64,300	76,378
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,860	36,349

Zhejiang Yongtai Technology Co. Ltd., Class A	16,000	22,980
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	2,237	8,329
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	36,221	24,980

(Cost $4,942,591)		4,139,706

Real Estate - 1.8%
China Green Electricity Investment of Tianjin Co. Ltd., Class A	12,300	16,795
China Merchants Property Operation & Service Co. Ltd., Class A	9,700	15,398
Financial Street Holdings Co. Ltd., Class A	29,700	14,137
Grandjoy Holdings Group Co. Ltd., Class A*	35,200	13,823
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	28,800	30,213
Red Star Macalline Group Corp. Ltd., Class A	26,800	13,277
Shanghai Lingang Holdings Corp. Ltd., Class A	23,000	34,118
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	18,100	23,007
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	19,300	53,296
Xiangcai Co. Ltd., Class A	22,200	22,919
Xinhu Zhongbao Co. Ltd., Class A	100,400	31,347
Youngor Fashion Co. Ltd., Class A	67,200	68,539
Zhongtian Financial Group Co. Ltd., Class A*(a)	139,200	0
Zhuhai Huafa Properties Co. Ltd., Class A	40,540	40,617

(Cost $517,470)		377,486

Utilities - 3.5%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	108,190	42,186
CECEP Solar Energy Co. Ltd., Class A	66,900	50,501
CECEP Wind-Power Corp., Class A	95,830	39,893
Chengdu Xingrong Environment Co. Ltd., Class A	43,700	36,809
China Southern Power Grid Energy Storage Co. Ltd., Class A	24,000	33,970
Chongqing Water Group Co. Ltd., Class A	16,700	12,746
Datang International Power Generation Co. Ltd., Class A	93,800	33,452
Guangdong Electric Power Development Co. Ltd., Class A*	22,800	15,408
Hubei Energy Group Co. Ltd., Class A	49,300	31,196
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	82,800	50,785
Jiangsu Guoxin Corp. Ltd., Class A	20,200	20,967
Jinko Power Technology Co. Ltd., Class A	71,200	32,901
Luenmei Quantum Co. Ltd., Class A	24,750	21,019
Shaanxi Energy Investment Co. Ltd., Class A	18,700	23,095
Shanghai Electric Power Co. Ltd., Class A	35,100	40,670
Shenergy Co. Ltd., Class A	61,949	65,074
Shenzhen Energy Group Co. Ltd., Class A	34,760	31,787
Shenzhen Gas Corp. Ltd., Class A	16,000	15,097
Sichuan New Energy Power Co. Ltd., Class A*	19,000	30,083
Wintime Energy Group Co. Ltd., Class A*	551,100	105,534
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	5,500	5,824

(Cost $838,912)		738,997

TOTAL COMMON STOCKS
(Cost $24,627,581)		21,291,849

TOTAL INVESTMENTS - 99.9%
(Cost $24,627,581)		$21,291,849
Other assets and liabilities, net - 0.1%		15,611

NET ASSETS - 100.0%		$21,307,460

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$21,291,849	$—	$0	$21,291,849

TOTAL	$21,291,849	$—	$0	$21,291,849

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHS-PH3

R-089711-1 (5/24) DBX005195 (5/24)